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                                   SUPPLEMENT
                               DATED MAY 16, 2008
                                       TO
 THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND STATEMENT OF ADDITIONAL INFORMATION
                                   (THE "SAI")
                       FOR THE HARTFORD MUTUAL FUNDS, INC.
                             DATED NOVEMBER 30, 2007


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

1. At a meeting held on May 6-7, 2008 the Board of Directors of The Hartford Mutual Funds, Inc. approved changes to the Non-Fundamental Investment Restrictions of The Hartford Global Enhanced Dividend Fund. Accordingly, in your SAI, under the section "Investment Objectives and Policies", the restrictions applicable to the Fund in the sub-section "Non-Fundamental Investment Restrictions of the Fund," are deleted in their entirety and replaced with the following:

      B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

           The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

           The Fund may not:

           1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund's investment policies as set forth in its prospectus and SAI, as they may be amended from time to time, and applicable law.

           2. Purchase securities on margin except as to the extent permitted by applicable law.

           3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except where the borrowing is for temporary or emergency purposes. Short sales, reverse repurchase agreements, dollar rolls, securities lending, other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

           4. Invest more than 15% of the Fund's net assets in illiquid securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

2. Under the heading "Disclosure of Portfolio Holdings" the list of entities and the paragraph immediately following are deleted and replaced with the following:

      The Fund has entered into ongoing arrangements to disclose portfolio holdings to the following entities:

    BlackRock Financial Management, Inc.
    Bowne & Co., Inc. (financial printers)
    Class Action Claims Management
    Confluence Technologies
    Ernst & Young LLP (the Fund's Independent Registered Public Accounting Firm) FactSet Research Systems, Inc.
    Glass Lewis
    Lipper Inc.
    Merrill Lynch, Pierce, Fenner & Smith
    State Street Bank and Trust Company (the Fund's Custodian)
    Wolters Kluwer Financial Services

      Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days for certain services, and on a quarterly basis with a lag time of five days for certain other services) in order to fulfill its obligations to the Fund. Portfolio holdings are disclosed on a daily basis to FactSet Research Systems, Inc., Glass Lewis and State Street Bank and Trust Company. Portfolio holdings are disclosed to Wolters Kluwer Financial Services and Class Action Claims Management on a monthly basis, with lag times of two days. Portfolio holdings are disclosed to Confluence Technologies, Merrill Lynch, Pierce, Fenner & Smith and Bowne & Co., Inc. on a quarterly basis, with lag times of three, five and ten business days, respectively. Portfolio holdings are disclosed to the Fund's independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Fund's independent registered public accounting firm to provide services to the Fund, with no lag time. Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Fund may disclose one or more of its portfolio securities to the party effecting the transaction or providing the information.

       THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 16, 2008
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2008


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

1. At a meeting held on May 6-7, 2008 the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., approved changes to the Non-Fundamental Investment Restrictions of The Hartford Mutual Funds. Accordingly, in your SAI, under the section "Investment Objectives and Policies", the restrictions applicable to all Funds in the sub-section "Non-Fundamental Investment Restrictions of the Funds," are deleted in their entirety and replaced with the following:

      B.    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

           The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

           Each Fund may not:

           1. Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund's investment policies as set forth in its prospectus and SAI, as they may be amended from time to time, and applicable law.

           2. Purchase securities on margin except as to the extent permitted by applicable law.

           3. With the exception of Floating Rate Fund, purchase securities while outstanding borrowings exceed 5% of a Fund's total assets, except where the borrowing is for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

           4. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund's prospectus and SAI, as amended from time to time, and applicable law.

           5. Except for Inflation Plus Fund and Money Market Fund, invest more than 15% of the Fund's net assets in illiquid securities (10% for Inflation Plus Fund and Money Market Fund).


DISCLOSURE OF PORTFOLIO HOLDINGS

2. Under the heading "Disclosure of Portfolio Holdings" the list of entities and the paragraph immediately following are deleted and replaced with the following:

        Banc of America Securities LLC
        BlackRock Financial Management, Inc.
        Bowne & Co., Inc.  (Financial printers)
        Broadridge Financial Solutions, Inc.
        Brown Brothers Harriman & Co.
        Class Action Claims Management
        Confluence Technologies
        Ernst & Young LLP (each Fund's Independent Registered Public Accounting
          Firm)
        FactSet Research Systems Inc.

        Glass Lewis
        Investment Technology Group, Inc.
        J.P. Morgan Securities, Inc.
        Lipper Inc.
        Mellon Bank, N.A.
        Merrill Lynch, Pierce, Fenner & Smith
        State Street Bank and Trust Company (each Fund's Custodian and
          Securities Lending Agent)
        State Street Investment Management Solutions
        Strategic Advisors, Inc.
        The Bank of New York
        The Goldman Sachs Trust Company, d/b/a Boston Global Advisors Wolters Kluwer Financial Services

        Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Funds. Portfolio holdings are disclosed on a daily basis to Banc of America Securities, BlackRock Financial Management, Inc., Boston Global Advisors, Broadridge Financial Solutions, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Glass Lewis, Mellon Bank, N.A., State Street Bank and Trust Company, State Street Investment Management Solutions and The Bank of New York. Portfolio holdings are disclosed on a weekly basis to Investment Technology Group, Inc. (for certain Funds) with no lag time. Portfolio holdings are disclosed to J.P. Morgan, Class Action Claims Management, Strategic Advisors, Inc. and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, fifteen business days and two days, respectively. Portfolio holdings are disclosed to Confluence Technologies, Merrill Lynch, Pierce, Fenner & Smith and Bowne & Co., Inc. on a quarterly basis, with lag times of three, five and ten business days, respectively. Portfolio holdings are disclosed to the Funds' independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the Funds' independent registered public accounting firm to provide services to the Funds, with no lag time. Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.


ADVISORY FEE PAYMENT HISTORY

3. Under the Section entitled "Advisory Fee Payment History" on page 98 of the SAI, the information concerning fund accounting services fees in paragraph seven is deleted and replaced with the following:

           Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of their respective Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life a fee calculated at the following annual rate based on its aggregate net assets shown below. Prior to January 1, 2006, this fee was calculated at the annual rate of 0.02% of the aggregate net assets of each of the Funds (except for the fund of funds). For the period January 1, 2006 to December 31, 2007, Hartford Life received monthly compensation of 0.015% of each Fund's (except for the Fund of funds) average daily net assets. With respect to the funds of funds, prior to January 1, 2008, Hartford Life received monthly compensation of 0.01% of each fund of fund's average daily net assets.


       THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.